Organization (Details) - Schedule of cash flow statement - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization (Details) - Schedule of cash flow statement [Line Items]
Net revenues		$ 6,737	$ 1,957
Net income/(loss)		(309)	403
Cash flow (used in)/provided by operating activities		3,112	(1,035)
Cash flow (used in)/provided by investing activities		64	(759)
Cash flow provided by/(used in) financing activities		$ (2,500)	$ 2,892